INVESTMENT IN FILMS (Detail Textuals)	12 Months Ended
	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2017 USD ($)
Investment In Films [Abstract]
Amount of invesment in films		$ 12,477	$ 10,000
Option and wrote off investment of films	$ 12,447